Financial Instruments and Financial Risk Management - Schedule of Foreign Exchange Rate Sensitivity Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
10% Appreciation | U.S. dollars
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	$ (7,684)	$ 24,118
Increase/ (decrease) in reserves	(55,374)	(133)
10% Appreciation | United Kingdom, Pounds
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	2,906	(21,372)
Increase/ (decrease) in reserves	80,726	38,430
10% Appreciation | Euro Member Countries, Euro
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	2,987	(17,234)
Increase/ (decrease) in reserves	31,134	(3,570)
10% Depreciation | U.S. dollars
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	9,392	(29,478)
Increase/ (decrease) in reserves	67,679	4,920
10% Depreciation | United Kingdom, Pounds
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	(3,552)	17,486
Increase/ (decrease) in reserves	(67,223)	(27,550)
10% Depreciation | Euro Member Countries, Euro
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	(1,858)	14,101
Increase/ (decrease) in reserves	$ (24,887)	$ 2,921